Intangible assets, net (Summary of Group's Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net [Line Items]
Gross carrying amount	$ 582,829	$ 556,651
Less: accumulated amortization	(269,522)	(211,221)
Less: accumulated impairment	(1,225)	(1,216)
Intangible assets, net	312,082	344,214
Operating rights [Member]
Intangible assets, net [Line Items]
Gross carrying amount	7,255	7,088
Less: accumulated amortization	(7,144)	(6,980)
Trademark
Intangible assets, net [Line Items]
Gross carrying amount	371,975	359,976
Less: accumulated amortization	(102,815)	(65,649)
User bases
Intangible assets, net [Line Items]
Gross carrying amount	154,906	153,976
Less: accumulated amortization	(133,921)	(115,453)
Non-compete agreement
Intangible assets, net [Line Items]
Gross carrying amount	12,100	12,100
Less: accumulated amortization	(12,100)	(12,100)
Software
Intangible assets, net [Line Items]
Gross carrying amount	8,941	8,473
Less: accumulated amortization	(8,270)	(7,894)
Domain names
Intangible assets, net [Line Items]
Gross carrying amount	1,518	1,197
Less: accumulated amortization	(644)	(538)
Technology
Intangible assets, net [Line Items]
Gross carrying amount	14,770	2,707
Less: accumulated amortization	(2,988)	(1,789)
Licenses
Intangible assets, net [Line Items]
Gross carrying amount	9,949	9,721
Less: accumulated amortization	(1,382)	(702)
Other
Intangible assets, net [Line Items]
Gross carrying amount	1,415	1,413
Less: accumulated amortization	$ (258)	$ (116)